Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Capital Leases
2014	$ 6.3
2015	4.9
2016	4.3
2017	3.0
2018	2.0
Thereafter	1.0
Total capital leases minimum payments	21.5
Less amounts representing imputed interest	2.9
Present value of capital leases minimum lease payments	18.6
Operating Leases
2014	32.2
2015	27.6
2016	23.6
2017	20.4
2018	16.3
Thereafter	41.2
Total operating leases minimum payments	$ 161.3